SEGMENTED INFORMATION	12 Months Ended
Jun. 30, 2011
Segment Reporting [Abstract]
SEGMENTED INFORMATION

6. SEGMENTED INFORMATION

Kimber operates in one operating segment which is mineral exploration.

	2011	2010
Assets by geographic segment, at cost
Canada
Current assets	$8,503,709	$4,638,504
Equipment	49,782	61,346
	8,553,491	4,699,850
Mexico
Current assets	1,104,022	408,413
Equipment	499,302	436,614
Unproven mineral right interests	48,839,128	42,647,361
	50,442,452	43,492,388

	$58,995,943	$48,192,238